RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 RELATED PARTY TRANSACTIONS

Amounts due to shareholders

Amounts due to shareholders are unsecured loans bearing 3% annual interest, with a six-month term or as mutually agreed by the parties. The Company reported amount due to shareholders of $2,174,737 and $1,202,692 as of May 31, 2025, and August 31, 2024, respectively.

NOTE 10 RELATED PARTY TRANSACTIONS

Amounts due to shareholders

Amounts due to shareholders are unsecured, with interest of 3% per annum and tenure of 6 months, or mutually agreed between the parties. The Company reported amount due to shareholders of $1,202,692 and $232,095 as of August 31, 2024, and 2023, respectively.